Other Non-Current Liabilities (Details) - Schedule of Other Non-Current Liabilities - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Non-Current Liabilities [Abstract]
Asset retirement obligations	¥ 8,682,186	¥ 7,658,309
Others	214,072	261,643
Total other non-current liabilities	¥ 8,896,258	¥ 7,919,952